FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       August 9, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       92

Form 13F Information Table Value Total:       $226,458



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      835    17398 SH       SOLE                             17398
Acme Metals Inc                COM              004724100        0    10000 SH       SOLE                             10000
American International Group   COM              026874107     6139    72222 SH       SOLE                             72222
Amgen Inc                      COM              031162100     3888    64090 SH       SOLE                             64090
Applied Materials Inc          COM              038222105      250     5100 SH       SOLE                              5100
Arthur J. Gallagher & Co       COM              363576109     2537    97600 SH       SOLE                             97600
Avery-Dennison Corp            COM              053611109      770    15100 SH       SOLE                             15100
Bank of America Corp           COM              060505104     1104    18400 SH       SOLE                             18400
Barr Laboratories Inc          COM              068306109     3383    48900 SH       SOLE                             48900
BellSouth Corp                 COM              079860102     5311   131900 SH       SOLE                            131900
Bristol Myers Squibb Co        COM              110122108      691    13230 SH       SOLE                             13230
CVS Corp                       COM              126650100     2477    64181 SH       SOLE                             64181
Calpine Corporation            COM              131347106     3862   102175 SH       SOLE                            102175
Caremark Rx Inc                COM              141705103     2173   132100 SH       SOLE                            132100
Chevron Corp                   COM              166751107     4263    47110 SH       SOLE                             47110
Ciena Corp                     COM              171779101     1166    30700 SH       SOLE                             30700
Cisco Systems Inc              COM              17275R102      861    47335 SH       SOLE                             47335
Citigroup Inc                  COM              172967101     7718   146066 SH       SOLE                            146066
Coca Cola Co                   COM              191216100      821    18260 SH       SOLE                             18260
Colgate Palmolive Co           COM              194162103     4677    79300 SH       SOLE                             79300
Comdisco Inc                   COM              200336105       57    43200 SH       SOLE                             43200
Comverse Technology Inc        COM              205862402     3905    68400 SH       SOLE                             68400
Costco Wholesale Corp          COM              22160K105      496    12080 SH       SOLE                             12080
Dell Computer Corp             COM              247025109     3600   137670 SH       SOLE                            137670
Dow Chemical Co                COM              260543103      299     9000 SH       SOLE                              9000
Duke Energy Corp               COM              264399106     2937    75300 SH       SOLE                             75300
EMC Corp - Mass                COM              268648102     4737   161980 SH       SOLE                            161980
El Paso Corp                   COM              28336L109     3054    58138 SH       SOLE                             58138
Exxon Mobil Corp               COM              30231G102      936    10726 SH       SOLE                             10726
Fannie Mae                     COM              313586109     8777   103223 SH       SOLE                            103223
First Union Corp               COM              337358105      579    16572 SH       SOLE                             16572
Fleet Boston Finacial Corp     COM              339030108     3349    84900 SH       SOLE                             84900
Forest Laboratories Inc        COM              345838106     3514    49500 SH       SOLE                             49500
General Electric Co            COM              369604103     9876   202596 SH       SOLE                            202596
Gillette Co                    COM              375766102      278     9600 SH       SOLE                              9600
Health Management Assoc Inc    COM              421933102      876    41642 SH       SOLE                             41642
Home Depot Inc                 COM              437076102     6560   140930 SH       SOLE                            140930
Illinois Tool Works Inc        COM              452308109      879    13900 SH       SOLE                             13900
Integrated Device Tech Inc     COM              458118106     3272   103275 SH       SOLE                            103275
Intel Corp                     COM              458140100      951    32525 SH       SOLE                             32525
International Business Machine COM              459200101     6617    58565 SH       SOLE                             58565
International Rectifier Corp   COM              460254105     1415    41500 SH       SOLE                             41500
Ivax Corporation               COM              465823102     5787   148399 SH       SOLE                            148399
JP Morgan Chase & Co           COM              46625H100      487    10932 SH       SOLE                             10932
Johnson & Johnson              COM              478160104     1975    39500 SH       SOLE                             39500
Juniper Networks Inc.          COM              48203r104      998    32100 SH       SOLE                             32100
Kerr-McGee Corp                COM              492386107     4700    70925 SH       SOLE                             70925
Kimberly Clark Corp            COM              494368103      620    11105 SH       SOLE                             11105
King Pharmaceuticals Inc       COM              495582108     5170    96200 SH       SOLE                             96200
Lennar Corp                    COM              526057104     3198    76700 SH       SOLE                             76700
MBNA Corp                      COM              55262L100     1213    36760 SH       SOLE                             36760
McDonalds Corp                 COM              580135101      256     9488 SH       SOLE                              9488
Medtronic Inc                  COM              585055106     1256    27300 SH       SOLE                             27300
Mellon Financial Corp          COM              58551A108      649    14505 SH       SOLE                             14505
Merck & Co Inc                 COM              589331107     4232    66225 SH       SOLE                             66225
Microsoft Corp                 COM              594918104     8108   111075 SH       SOLE                            111075
Morgan Stanley Dean Witter & C COM              617446448     4092    63720 SH       SOLE                             63720
Northern Trust Corp.           COM              665859104     5629    90075 SH       SOLE                             90075
Omnicom Group                  COM              681919106     3877    45090 SH       SOLE                             45090
Pfizer Inc                     COM              717081103     7318   182731 SH       SOLE                            182731
Philip Morris Companies Inc    COM              718154107      354     6995 SH       SOLE                              6995
Procter & Gamble Co            COM              742718109      609     9555 SH       SOLE                              9555
Quanta Services Inc            COM              74762e102     2697   122400 SH       SOLE                            122400
Ruby Tuesday Inc               COM              781182100     2748   160750 SH       SOLE                            160750
SBC Communications Inc         COM              78387G103     1560    38954 SH       SOLE                             38954
Safeway Inc                    COM              786514208      573    11950 SH       SOLE                             11950
Schering Plough Corp           COM              806605101     1722    47520 SH       SOLE                             47520
Scientific Atlanta Inc         COM              808655104     1656    40800 SH       SOLE                             40800
Scotts Company                 COM              810186106     2404    58000 SH       SOLE                             58000
Smith International Inc        COM              832110100      211     3500 SH       SOLE                              3500
Southern Co                    COM              842587107      247    10638 SH       SOLE                             10638
Stryker Corp                   COM              863667101      219     4000 SH       SOLE                              4000
Sun Microsystems Inc           COM              866810104     3040   193420 SH       SOLE                            193420
SunTrust Banks Inc             COM              867914103      680    10498 SH       SOLE                             10498
Sungard Data Systems           COM              867363103     3049   101600 SH       SOLE                            101600
Tyco International LTD         COM              902124106     6155   112925 SH       SOLE                            112925
United Technologies Corp       COM              913017109     5887    80360 SH       SOLE                             80360
Veritas Software Corp          COM              923436109     2338    35150 SH       SOLE                             35150
Verizon Communications         COM              92343v104      447     8362 SH       SOLE                              8362
Wal-Mart Stores Inc            COM              931142103     5206   106700 SH       SOLE                            106700
Walgreen Co                    COM              931422109      923    26800 SH       SOLE                             26800
Wells Fargo Company            COM              949746101      585    12600 SH       SOLE                             12600
XTO Energy Inc                 COM              98385X106     2671   186150 SH       SOLE                            186150
Lord Abbett All Value Fund CL                   543915607      106 10000.000000SH    SOLE                        10000.000000
ML Strategic Returns Notes                      59021J505      158 16500.000000SH    SOLE                        16500.000000
Mercury US Large Cap Fund-C                     589358787      127 14353.564999SH    SOLE                        14353.564999
Pimco Target Fund Class C                       693389298      189 11068.000000SH    SOLE                        11068.000000
Putnam Investors Fd Cl A                        746809102      304 23383.000000SH    SOLE                        23383.000000
S&P Industrial 01B Roll DAF                     294712302       18 18485.000000SH    SOLE                        18485.000000
S&P Industrial 01J DAF                          294712146       43 44332.000000SH    SOLE                        44332.000000
Select Ten 01 SRS 1 Roll Def A                  294701A23       19 19458.000000SH    SOLE                        19458.000000
Teleglobal Port 01A Roll DAF                    29471T733       14 22975.000000SH    SOLE                        22975.000000